Equity	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
EQUITY

NOTE 6 - EQUITY

a.	Share capital:

1)	Composed as follows:

	Number of shares
	Authorized		Issued and paid
	June 30,	December 31,	June 30,	December 31,
	2023	2022	2023	2022
	In thousands
Ordinary shares of no-par value	200,000	200,000	25,525	24,661

2)	The ordinary shares confer upon their holders’ voting rights and the right to participate in shareholders’ meetings, the right to receive dividends and the right to participate in surplus assets in the event of liquidation of the Company.

3)	On June 17, 2022, the Company’s shareholders approved to increase the authorized number of shares from 50 million to 200 million.

4)	On July 7, 2022, the Company effected a reverse split of the Company’s authorized and outstanding ordinary shares at a ratio of 20:1 (the “Reverse Split”) and increased the authorized number of shares. Those changes were approved by the Company’s shareholders on June 17, 2022. On July 8, 2022, following the Reverse Split, the Company effected a change in the American Depositary Share (“ADS”) ratios for its American Depositary Receipt program such that each ADS represents one ordinary share of no-par value of the Company (the “Ordinary Share”), instead of twenty (20) pre-Reverse Split Ordinary Shares. The change in the ADS ratio is a technical change made in order to align the ratio so that one ADS equals to one Ordinary Share.

5)	On November 14, 2022, the Company effected a change in the ratio of ordinary shares to each of the Company’s American Depositary Shares (“ADSs”), such that after the Reverse Split is implemented each ADS will represent 15 post-Split Ordinary Shares. The effect of such consolidation was applied retrospectively for all the number of shares, warrants, related par value and others presented in this note and elsewhere in the interim condensed consolidated financial statements.

6)	On June 9, 2023, the Company issued 863,100 ordinary shares to Metagramm as part of the share purchase agreement. See note 3P.

7)	On July 3, 2023, the Company issued 169,920 ordinary shares to Polyrizon as part of the share purchase agreement. See note 3G and 10.1.

b.	Share offering to the public and existing shareholders:

The following table summarizes warrants outstanding as of June 30, 2023

Series	Date of grant	Number of warrants conversion to equivalent ADSs(***)	exercise price per warrant in USD(***)	Expiration date

Warrants C(*)	July 2018	176,045	52.5	July 18, 2023
Warrants C(**)	July 2018	28,377	52.5	July 18, 2023
HCW warrants(*)	July 2018	13,242	65.63	July 18, 2023
Total		217,664

*	These warrants, under certain circumstances, can be exercised via cashless exercise mechanism as defined in the warrant agreement. Therefore, the warrants were classified as financial liabilities measured at fair value through profit or loss at each reporting period (see note 4).

**	Recorded in equity.

***	Adjusted to reflect the 1:15 ratio change of the Company’s American Depositary Receipt, or ADR, program. As a result, the number of ordinary shares of the Company represented by each American Depositary Share, or ADS, will be changed from one (1) ordinary share to fifteen (15) ordinary shares. The effective date for the ratio change was November 14, 2022

c.	Share based payments

In August 2013, the Company board of directors approved and adopted the Company 2013 Share Option and Incentive Plan, or the 2013 Plan, which expires in August 2023. The 2013 Plan provides for the issuance of shares and the granting of options, restricted shares, restricted share units and other share-based awards to employees, directors, officers, consultants, advisors, and service providers of us and the Company U.S. Subsidiary. The Plan provides for awards to be issued at the determination of The Company board of directors in accordance with applicable law.

In June 2021, the Company board of directors approved the grant of 1,280,000 options pursuant to the Company’s option plan, to certain employees, consultants and directors.

In October 2021, the Company board of directors approved the grant of 90,000 options to consultants.

d.	Dividends

In December 2022, the Company distributed dividends in an aggregated amount of USD 1,582 thousand.

e.

Restricted Share Units

On June 15, 2023, the Board approved a grant of restricted share units (RSUs) to the Company’s Directors, Chief Executive Officer (“CEO”), Chief Financial Officer (“CFO”), employees and to an advisor of the Company, subject to the approval of the General Meeting. On August 7, 2023, the General Meeting approved the RSUs grants. The RSUs shall vest over a period of three years commencing on January 1, 2023, with 1/12 of such options vesting at the end of each subsequent three-month period following the grant. The RSUs grant will be in accordance and pursuant to Section 102 of the Income Tax Ordinance [New Version] (“Tax Ordinance”), if applicable, and the RSUs will be accelerated upon the closing of a material transaction, resulting in change of control of the Company.

During the six-month period ended June 30, 2023, the Company recognized an expense in the aggregated amount of USD 276 thousand in relation to these RSUs.